Long-term debt - Bank Credit Facilities Available to AQN and its Operating Groups (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Revolving and term credit facilities	$ 4,589,200	$ 4,562,000
Funds drawn on facilities/commercial paper issued	(1,491,100)	(2,892,900)
Letters of credit issued	(461,900)	(469,100)
Liquidity available under the facilities	2,636,200	1,200,000
Undrawn portion of uncommitted letter of credit facilities	(254,600)	(254,100)
Cash on hand	131,633	56,142
Total liquidity and capital reserves	$ 2,513,233	$ 1,002,042